Fixed Assets, Net (Details)	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Fixed Assets, Net (Details) [Line Items]
Depreciation expense	$ 378,554
Operating expenses	27,830,815		$ 12,804,278	$ 10,246,026
Purchase price	2.6	¥ 17
Maintenance costs payable	0.2
Depreciation [Member]
Fixed Assets, Net (Details) [Line Items]
Depreciation expense	147,248
Operating expenses	$ 916,916		$ 40,556